Management's Plans to Continue as a Going Concern - Q2 (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended							114 Months Ended	120 Months Ended				6 Months Ended		6 Months Ended		6 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2012	Jun. 30, 2013	Jun. 28, 2013	Oct. 02, 2012	Dec. 31, 2011	Jun. 30, 2013 Celgene Collaboration and Option Agreement [Member]	Jun. 28, 2013 Celgene Collaboration and Option Agreement [Member]	Jun. 30, 2013 Celgene Collaboration and Option Agreement [Member] Warrants issued pursuant to Celgene agreement for five years [Member]	Jun. 28, 2013 Celgene Collaboration and Option Agreement [Member] Warrants issued pursuant to Celgene agreement for five years [Member]	Jun. 30, 2013 Celgene Collaboration and Option Agreement [Member] Warrants issued pursuant to Celgene agreement for ten years [Member]	Jun. 28, 2013 Celgene Collaboration and Option Agreement [Member] Warrants issued pursuant to Celgene agreement for ten years [Member]	Jun. 28, 2013 Private Placement [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Deficit accumulated during the development stage								$ (247,173)	$ (264,882)			$ (230,244)
Cumulative accretion on redeemable convertible preferred stock	3,993	14,059	11,754	8,742	5,640	3,164	1,035	48,400	48,400
Principal amount of senior secured convertible notes and warrants										18,600
Proceeds from Collaboration and Option Agreement													15,000
Warrant term															5 years		10 years
Number of shares covered by warrants (in shares)								80,250,702	187,718,221		51,100,000	1,064,616				7,425,743		14,851,485
Receivables related to Celgene and financing transactions								$ 0	$ 20,626					$ 15,000					$ 5,600